Gold Bullion Loans (Tables)	12 Months Ended
Aug. 31, 2020
Issued for settlement of leases (Note 5) (in shares)
Schedule of gold bullion loans

The balance of the gold bullion loans is as follows:

	August 31, 2020	August 31, 2019
Balance at beginning of year	$ 4,998,127	$ 4,622,351
Loans received	292,241	287,800
Less: repayment of loans converted to shares	(5,313,378)	(130,670)
Less: conversion component of loans and finders fees	(32,000)	(120,000)
Interest accrued	306,608	375,921
Issuance of shares for interest payment	(359,550)	(311,015)
Interest accretion	46,667	268,280
Foreign exchange translation adjustment	61,285	5,460
Balance at end of year	$ -	$ 4,998,127